Assets held for sale - Asanko contingent considerations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2024
Disclosure of transactions between related parties [line items]
– Net change in fair value/unwinding of discount rate	$ 6.8	$ 0.0	$ 0.0
Current portion of Asanko deferred and contingent considerations	(23.3)	0.0
Non-current portion of Asanko deferred and contingent considerations	44.6	$ 0.0
Asanko Gold
Disclosure of transactions between related parties [line items]
– Present value/Fair value at 4 March 2024				$ 61.1
– Net change in fair value/unwinding of discount rate	6.8
Asanko deferred and contingent considerations	67.9
Current portion of Asanko deferred and contingent considerations	(23.3)
Non-current portion of Asanko deferred and contingent considerations	$ 44.6